Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2021 and 2020 are as follows:

	2021	2021	2020	2020
As at December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt measured at fair value - $300 million MTN Series 39 notes	—	—	303	303
Other notes and debentures	13,196	15,162	12,805	15,795
Long-term debt, including current portion	13,196	15,162	13,108	16,098

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2021 and 2020 is as follows:

As at December 31, 2021 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Long-term debt, including current portion	13,196	15,162	—	15,162	—
Derivative instruments (Notes 15,16)
Cash flow hedges, including current portion	8	8	—	8	—
	13,204	15,170	—	15,170	—

As at December 31, 2020 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Derivative instruments (Note 10)
Fair value hedges	3	3	—	3	—
	3	3	—	3	—

Liabilities:
Long-term debt, including current portion	13,108	16,098	—	16,098	—
Derivative instruments (Notes 15,16)
Cash flow hedges, including current portion	25	25	—	25	—
	13,133	16,123	—	16,123	—